Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Total	$ 5,885	$ 24,227
Operating expenses from related parties, Total			$ 81,225	$ 348,704
Matrix Ideal Sdn Bhd [Member]
Related Party Transaction [Line Items]
Revenue from related parties, Relationship			Yu Weng Lok is a common shareholder
Revenue from related parties, Nature			Sales of products
Revenue from related parties, Total				126
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Relationship			Jau Long “Jerry” Ooi is a common shareholder
Purchase from related parties, Nature			Purchase of products
Purchase from related parties, Total		12,824	$ 25,446	22,036
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Total		4,987
Equipment purchased from a related party, Relationship			Jau Long “Jerry” Ooi is a common shareholder
Equipment purchased from a related party, Nature			Purchase of equipment
Equipment purchased from a related party, Total			$ 14,093	52,328
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder
World Cloud Ventures Sdn Bhd [Member]
Related Party Transaction [Line Items]
Operating expenses from related parties, Relationship			Shareholder of TGI
Operating expenses from related parties, Nature			Operating expense
Operating expenses from related parties, Total				55,484
VCI Global Limited [Member]
Related Party Transaction [Line Items]
Operating expenses from related parties, Relationship			Shareholder of TGI
Operating expenses from related parties, Nature			Operating expense
Operating expenses from related parties, Total			$ 15,000
Imej Jiwa Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Operating expenses from related parties, Relationship			Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity
Operating expenses from related parties, Nature			Consulting fess
Operating expenses from related parties, Total				2,744
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Total	$ 5,885
Operating expenses from related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder		Jau Long “Jerry” Ooi is a common shareholder
Operating expenses from related parties, Nature			Operating expense
Operating expenses from related parties, Total			$ 25,278
True Sight Sdn Bhd [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Total		$ 24,227
Operating expenses from related parties, Relationship	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity		Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity
Operating expenses from related parties, Nature			Consulting fees
Operating expenses from related parties, Total			$ 40,947	$ 290,476